-------------------------------------------------------------------------------
                              STATE STREET RESEARCH
-------------------------------------------------------------------------------
                                MONEY MARKET FUND
                             ----------------------

                             ANNUAL REPORT

                             March 31, 1999

                               --------------------
                                  WHAT'S INSIDE
                               --------------------

                               FROM THE CHAIRMAN

                               Americans benefited from a
                               healthy economy

                               INVESTMENT UPDATE

                               About the Fund,
                               economy and markets

                               FUND INFORMATION
                               Facts and figures

                               PLUS, COMPLETE PORTFOLIO HOLDINGS
                               AND FINANCIAL STATEMENTS

                                                        STATE STREET RESEARCH
----------------------                                  ---------------------
        DALBAR
HONORS COMMITMENT TO:                                        75 YEARS
      INVESTORS
        1998                                            ---------------------
----------------------                                     LASTING VALUES
                                                        ---------------------
   For Excellence                                          LEADING IDEAS
         in
 Shareholder Service
                                                     STATE STREET RESEARCH FUNDS

STATE STREET RESEARCH MONEY MARKET FUND

[Photo of Ralph Verni]

DEAR SHAREHOLDER:

In a year marked by market volatility at home and currency upheaval abroad, Americans continued to reap the benefits of a healthy economy. Inflation remained low, unemployment hovered around 4%, wages rose, and prices fell at the gas pump and in the mortgage market. Many Americans took their prosperity to the mall: The holiday season was strong and retail sales rose. However, the nation's savings rate fell below zero.

STOCKS
It was a strong 12 months for the U.S. stock market. A correction late in the summer was short-lived as most segments of the U.S. stock market staged a comeback in the fourth quarter. The Dow Jones Industrial Average pierced the 10,000 mark in the first quarter of 1999, then fell back to close short of the new milestone at the end of the period.

Large-company growth stocks and technology stocks were the strongest performers, led by Internet stocks, which delivered amazing returns. However, gains were concentrated in a narrow band of stocks. Small and medium-sized company stocks continued to lag the market, and the gap between growth stocks and value stocks widened.

BONDS
The bond market benefited from the Federal Reserve Board's three quick interest rate cuts in the fall as the 30-year U.S. Treasury bond yield hit a low of 5.0%. After struggling under the weight of a robust economy, this benchmark yield climbed back up to 5.7% late in the period. Bond prices move in the opposite direction of yields. As a result, the value of U.S. Treasury bonds fell during the period. High-yield "junk" bonds had been weak, but bounced back on the strong economic news to close among the best bond market performers in the first quarter of 1999.

INTERNATIONAL
Foreign markets delivered mixed returns. Expectations surrounding the debut of the euro, the new common currency shared by 11 nations, helped European markets in the first half of this reporting period. But the luster was short-lived. Most European economies are still suffering from the Asian flu, and most European markets stumbled in the first quarter of 1999. Asian emerging markets have started to show some signs of life, while Latin emerging markets remain mired in currency woes. Once again, economists predicted a comeback for Japan, and once again, they were disappointed. However, Japan's stock market managed to deliver a double-digit return, encouraged by corporate restructurings and signs that Japan's central bank is beginning to take steps that could help get the economy back on track.

OUTLOOK AND OPPORTUNITIES
As investors, you may have been unsettled by the market's volatility in the past 12 months. But remember, volatility also creates opportunities. Regardless of the environment, we are confident that our in-depth research can help us uncover good values in companies and markets, both at home and abroad. As always, we will exercise diligence in finding new investments and in monitoring those we already own. Thank you for your confidence in State Street Research.

Sincerely,

/s/ Ralph F. Verni

Ralph F. Verni, Chairman

March 31, 1999

--------------------------------------------------------------------------------
INVESTMENT UPDATE
--------------------------------------------------------------------------------
THE MARKET

o Money market rates trended downward throughout 1998 and held steady in early 1999, due to easing in monetary policy by the Federal Reserve Board in late 1998. The yield on the 90-day U.S. Treasury Bill fell from 5.12% on March 31, 1998 to 4.48% on March 31, 1999.

o After three cuts of one-quarter-point each in the Federal Funds rate between September and November triggered economic growth and stock market gains, the economy remains strong with robust growth , low unemployment and low inflation.

o Further action by the Federal Reserve Board remains on hold, continuing a wait-and-see attitude on interest rates.

THE FUND

o Money Market Fund's yield fell from 4.96% on March 31, 1998 to 4.29% on March 31, 1999 (for Class E shares )in response to three cuts in the Federal Funds rate during 1998.

o The Fund's weighted average maturity was 51 days as of March 31, 1999, approximately 9 days shorter than the industry average. (Please see the glossary below for more about weighted average maturity.)

o Money Market Fund offers low credit risk and stability of principal and can serve as the liquid portion of a well-balanced investment portfolio.

AN INVESTMENT IN THE FUND IS NOT INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

PLEASE NOTE THAT THE DISCUSSION THROUGHOUT THIS SHAREHOLDER REPORT IS DATED AS INDICATED AND, BECAUSE OF POSSIBLE CHANGES IN VIEWPOINT, DATA AND TRANSACTIONS, SHOULD NOT BE RELIED UPON AS BEING CURRENT THEREAFTER.


--------------------------------------------------------------------------------
FUND INFORMATION (all data are for periods ended March 31, 1999)
--------------------------------------------------------------------------------

7-DAY YIELD
------------------------------------------------------------------------------
Class B(1)                                                               3.29%
------------------------------------------------------------------------------
Class B                                                                  3.29%
------------------------------------------------------------------------------
Class C                                                                  3.29%
------------------------------------------------------------------------------
Class E                                                                  4.29%
------------------------------------------------------------------------------
Class S                                                                  4.29%
------------------------------------------------------------------------------
MetLife Securities Money Fund Class T                                    4.29%
------------------------------------------------------------------------------

The Fund's yield is its investment income, less expenses, expressed as a percentage of assets on an annualized basis for a seven-day period. Yields shown for the Fund are increased by the voluntary reduction of Fund fees and expenses; without subsidization, performance would have been lower.

INTERESTS RATES
(March 31, 1998 to March 31, 1999)

                    4/98      5/98      6/98      7/98      8/98      9/98
--------------------------------------------------------------------------------
30-yr Treasury      5.94%     5.79%     5.75%     5.70%     5.23%     4.95%

10-yr Treasury      6.00      5.87      5.83      5.79      5.41      5.10

90-day Treasury     4.94      5.02      4.97      4.92      4.80      4.43

90-day
Commercial Paper    5.53      5.48      5.50      5.53      5.48      5.15


                   10/98     11/98     12/98      1/99      2/99      3/99
--------------------------------------------------------------------------------
30-yr Treasury      5.10%     5.21%     5.09%     5.08%     5.57%     5.62%

10-yr Treasury      4.85%     4.77%     4.69%     4.67%     5.26%     5.14%

90-day Treasury     4.45%     4.47%     4.37%     4.30%     4.53%     4.38%

90-day
Commercial Paper    5.10%     4.99%     4.89%     4.79%     4.86%     4.81%


GLOSSARY

YIELD: The measurement of income paid by an investment. It is stated as a percentage.

WEIGHTED AVERAGE MATURITY:
Expressed as a number of days, the WAM is the average maturity of the debt securities in a money market fund.

DEBT SECURITIES:
These are securities issued by corporations and the U.S. government as a way to borrow money. Some common types of debt securities include bonds, notes, bills and commercial paper.

STATE STREET RESEARCH MONEY MARKET FUND

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO
--------------------------------------------------------------------------------
MARCH 31, 1999

-------------------------------------------------------------------------------
                                           PRINCIPAL   MATURITY      VALUE
                                            AMOUNT       DATE       (NOTE 1)
-------------------------------------------------------------------------------

COMMERCIAL PAPER 99.5%
AUTOMOTIVE 13.5%
Chrysler Financial Corp., 4.80% ........ $15,000,000   5/03/1999 $   14,936,000
Ford Motor Credit Co., 4.82% ...........               4/08/1999      2,098,032
Ford Motor Credit Co., 4.80%............   3,100,000   4/14/1999      3,094,627
Ford Motor Credit Co., 4.83% ...........   3,800,000   4/22/1999      3,789,293
Ford Motor Credit Co., 4.80% ...........  10,000,000   5/14/1999      9,942,667
General Motors Acceptance Corp., 4.78% .  11,100,000   4/19/1999     11,073,471
General Motors Acceptance Corp., 4.82% .   8,000,000   5/14/1999      7,953,942
                                                                 --------------
                                                                     52,888,032
                                                                 --------------
BANK 8.2%
BankAmerica Corp., 4.83% ...............  10,000,000   7/07/1999      9,869,858
Canadian Imperial Holdings, Inc., 4.81%   15,000,000   7/02/1999     14,815,617
Toronto Dominion Holdings, Inc., 4.84% .   7,500,000   4/05/1999      7,495,967
                                                                 --------------
                                                                     32,181,442
                                                                 --------------
CANADIAN 5.6%
Province of British Columbia, 4.77% ....   6,000,000   5/11/1999      5,968,200
Province of British Columbia, 4.80% ....   6,108,000   7/09/1999      6,027,374
Province of Ontario Hydro, 4.80% .......  10,000,000   6/15/1999      9,900,000
                                                                 --------------
                                                                     21,895,574
                                                                 --------------
CHEMICAL 4.7%
E.I. Du Pont De Nemours & Co., 4.78% ...  15,000,000   4/12/1999     14,978,092
E.I. Du Pont De Nemours & Co., 4.80% ...   3,300,000   4/14/1999      3,294,280
                                                                 --------------
                                                                     18,272,372
                                                                 --------------
CONSUMER GOODS & SERVICES 1.5%
Procter & Gamble Co., 4.81% ............   5,839,000   6/18/1999      5,778,148
                                                                 -------------
DIVERSIFIED 0.5%
Cargill Inc., 5.00% ....................   2,128,000   4/01/1999      2,128,000
                                                                 --------------
ELECTRIC 4.7%
Southern California Edison Co., 4.75% ..   8,500,000   5/06/1999      8,460,746
Southern California Edison Co., 4.83% ..   4,000,000   6/02/1999      3,966,727
Southern California Edison Co., 4.84% ..   6,000,000   6/08/1999      5,945,147
                                                                 --------------
                                                                     18,372,620
                                                                 --------------
ELECTRICAL EQUIPMENT 4.7%
General Electric Capital Corp., 4.80% ..   3,900,000   4/30/1999      3,884,920
General Electric Capital Corp., 4.82% ..   9,500,000   6/03/1999      9,419,867
General Electric Capital Corp., 4.86% ..   5,000,000   6/17/1999      4,948,025
                                                                 --------------
                                                                     18,252,812
                                                                 --------------
FINANCIAL SERVICE 28.0%
American Express Credit Corp., 4.80%....   9,500,000   5/25/1999      9,431,600
American Express Credit Corp., 4.81% ...   9,200,000   6/23/1999      9,097,975
American General Finance Corp., 4.80% ..  10,000,000   5/28/1999      9,924,000
Associates Corp. of North America, 5.00%   9,507,000   4/01/1999      9,507,000
Associates Corp. of North America, 4.78%  10,600,000   5/21/1999     10,529,628
Associates Corp. of North America, 4.81%   5,100,000   5/25/1999      5,063,203
Associates Corp. of North America, 4.80%   3,300,000   7/09/1999      3,256,440
19997,858,749Caterpillar Financial
  Services NV, 4.84% ...................   5,000,000   5/18/1999      4,968,405
Chevron U.S.A. Inc., 4.80% .............  10,000,000   5/20/1999      9,934,667
CIT Group Holdings Inc., 4.85% .........   5,000,000   4/01/1999      5,000,000
CIT Group Holdings Inc., 4.80% .........  13,000,000   5/18/1999     12,918,533
Commercial Credit Co., 4.83% ...........   8,000,000   4/01/1999      8,000,000
Merrill Lynch & Company Inc., 4.78% ....   9,300,000   4/08/1999      9,291,356
Merrill Lynch & Company Inc., 4.83% ....     400,000   7/22/1999        393,990
NorwestNorwest Financial Inc., 4.78% ...               4/28/1999      9,964,150
Norwest Financial Inc., 4.82% ..........   7,200,000   6/11/1999      7,131,556
                                                                 --------------
                                                                    109,509,431
                                                                 --------------
FOOD & BEVERAGE 3.8%
Coca-Cola Co., 4.80% ...................               6/23/1999      9,889,333
Coca-Cola Co., 4.78% ...................   5,000,000   6/28/1999      4,941,578
                                                                 --------------
                                                                     14,830,911
                                                                 --------------
MACHINERY 8.0%
Caterpillar Financial Services NV,
  4.82% ................................   7,900,000   5/10/1999      7,858,749
Caterpillar Financial Services NV, 4.84%   5,000,000   5/18/1999      4,968,405
John Deere Capital Corp., 4.81% ........   8,300,000   5/10/1999      8,256,750
John Deere Capital Corp., 4.83% ........  10,500,000   6/02/1999     10,412,658
                                                                 --------------
                                                                     31,496,562
                                                                 --------------
OIL & GAS 7.1%
Atlantic Richfield Co.,  ...............  10,000,000   6/08/1999      9,908,578
Atlantic Richfield Co.,  ...............   8,000,000   6/11/1999      7,923,951
Chevron U.S.A. Inc., 4.80% .............  10,000,000   5/20/1999      9,934,667
                                                                 --------------
                                                                     27,767,196
                                                                 --------------
PRINTING & PUBLISHING 2.5%
McGraw-Hill Inc., 4.80% ................  10,185,000   7/30/1999     10,022,040
                                                                 --------------
RETAIL TRADE 6.7%
J.C. Penney Funding Corp.,  ............   7,500,000   4/22/1999      7,478,125
Sears Roebuck Acceptance Corp., 4.85% ..   4,790,000   4/27/1999      4,773,222
Sears Roebuck Acceptance Corp., 5.05% ..   5,000,000   4/27/1999      4,981,764
Sears Roebuck Acceptance Corp., 4.83% ..   2,210,000   5/20/1999      2,195,471
Sears Roebuck Acceptance Corp., 4.88% ..   6,900,000   6/25/1999      6,820,496
                                                                 --------------
                                                                     26,249,078
                                                                 --------------
Total Commercial Paper and Investments
  (Cost $389,644,218) - 99.5% ..................................    389,644,218
Cash and Other Assets, Less Liabilities - 0.5% .................      2,088,165
                                                                 --------------
Net Assets - 100.0% ............................................ $  391,732,383
                                                                 ==============

-------------------------------------------------------------------------------
+ Security restricted in accordance with Rule 144A under the Securities Act of 1933, which allows for the resale of such securities among certain qualified institutional buyers. The total cost and market value of Rule 144A securities owned at March 31, 1999 were $25,310,654 and $25,310,654 (6.46%
  of net assets), respectively.

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH MONEY MARKET FUND

-------------------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
-------------------------------------------------------------------------------------------
March 31,1999

ASSETS
Investments, at value (Cost $389,644,218) (Note 1) .....................       $389,644,218
Cash ...................................................................              1,459
Receivable for fund shares sold ........................................          5,613,331
Receivable from Distributor (Note 3) ...................................             19,655
Other assets ...........................................................            146,298
                                                                               ------------
                                                                                395,424,961
LIABILITIES
Payable for fund shares redeemed .......................................          3,151,969
Dividends payable ......................................................            174,278
Accrued management fee (Note 2) ........................................            157,387
Accrued transfer agent and shareholder services (Note 2) ...............            137,591
Accrued distribution and service fees (Note 5) .........................             28,240
Accrued trustees' fees (Note 2) ........................................             18,356
Other accrued expenses .................................................             24,757
Other accrued expenses .................................................            112,439
                                                                               ------------
                                                                                  3,692,578
                                                                               ------------
NET ASSETS .............................................................       $391,732,383
                                                                               ============
Net Assets consist of:
  Paid-in capital ......................................................       $391,732,383
                                                                               ============
Net Asset Value and offering price per share of Class B(1) shares
  ($731,524 / 731,524 shares)* .........................................              $1.00
                                                                                      =====
Net Asset Value and offering price per share of Class B shares
  ($30,288,072 / 30,288,072  shares)* ..................................              $1.00
                                                                                      =====
Net Asset Value and offering price per share of Class C shares
  ($2,285,556 / 2,285,556 shares)* .....................................              $1.00
                                                                                      =====
Net Asset Value, offering price and redemption
  price per share of Class E shares
  ($331,094,460 / 331,094,460 shares) ..................................              $1.00
                                                                                      =====
Net Asset Value, offering price and redemption
  price per share of Class S shares
  ($26,841,515 / 26,841,515 shares) $1.00 ..............................              $1.00
                                                                                      =====
Net Asset Value, offering price and redemption
  price per share of Class T shares
  ($491,256 / 491,256 shares) ..........................................              $1.00
                                                                                      =====

-------------------------------------------------------------------------------------------
* Redemption price per share for Class B(1), Class B and Class C is equal to net asset value less any applicable contingent deferred sales charge.

-------------------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
-------------------------------------------------------------------------------------------
For the year ended March 31, 1999

INVESTMENT INCOME
Interest ...............................................................        $17,133,607
EXPENSES
Management fee (Note 2) ................................................          1,589,742
Transfer agent and shareholder services (Note 2) .......................            520,218
Registration fees ......................................................            112,673
Custodian fee ..........................................................            112,072
Reports to shareholders ................................................             41,505
Distribution and service fees-Class B (Note 5) .........................            151,763
Distribution and service fees-Class C (Note 5) .........................             11,029
Registration fees ......................................................             69,977
Trustees' fees (Note 2) ................................................             29,565
Audit fee ..............................................................             24,365
Legal fees .............................................................             17,160
Distribution and service fees-Class B(1) (Note 5) ......................              1,438
Distribution and service fees-Class B (Note 5) .........................            232,528
Distribution and service fees-Class C (Note 5) .........................             21,834
Miscellaneous ..........................................................             14,785
                                                                                -----------
                                                                                  2,717,885
Expenses borne by the Distributor (Note 3) .............................           (364,563)
Fees paid indirectly (Note 2) ..........................................            (30,423)
                                                                                -----------
                                                                                  2,322,899
                                                                                -----------
Net investment income and net increase in net assets resulting from
  operations ...........................................................        $14,810,708
                                                                                ===========

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH MONEY MARKET FUND

------------------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------

                                                                          YEARS ENDED MARCH 31
                                                                  ------------------------------------
                                                                     1998                    1999
------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income and net increase resulting from
  operations ..............................................       $ 12,071,692            $ 14,810,708
                                                                  ------------            ------------
Dividends from net investment income:
  Class B(1) ..............................................               --                    (4,888)
  Class B .................................................           (608,692)               (867,238)
  Class C .................................................            (44,252)                (81,088)
  Class E .................................................        (10,636,161)            (12,916,266)
  Class S .................................................           (782,587)               (924,448)
  Class T .................................................               --                   (16,780)
                                                                  ------------            ------------
                                                                   (12,071,692)            (14,810,708)
                                                                  ------------            ------------
Net increase from fund share transactions (Note 6) ........         27,845,850             139,876,441
                                                                  ------------            ------------
Total increase in net assets ..............................         27,845,850             139,876,441
NET ASSETS
Beginning of year .........................................        224,010,092             251,855,942
                                                                  ------------            ------------
End of year ...............................................       $251,855,942            $391,732,383
                                                                  ============            ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
March 31, 1999

NOTE 1

State Street Research Money Market Fund (the "Fund"), is a series of State Street Research Money Market Trust (the "Trust"), which was organized as a Massachusetts business trust in April, 1985 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund is presently the only active series of the Trust, although the Trustees have the authority to create an unlimited number of series.

The investment objective of the Fund is to seek a high level of current income consistent with preservation of capital and maintenance of liquidity. The Fund seeks to achieve its investment objective by investing in securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities as well as high quality, short-term money market instruments such as bank certificates of deposit, bankers' acceptances and such short-term corporate debt securities as commercial paper and master demand notes.

The Fund offers six classes of shares. On January 1, 1999, the Fund began offering Class B(1) shares and continued offering Class B shares but only to current shareholders. Class B(1) and Class B pay annual distribution and service fees of 1.00% and both classes automatically convert into Class E shares (which pay lower ongoing expenses) at the end of eight years. Class B
(1) shares are subject to a contingent deferred sales charge on certain redemptions made within six years of purchase. Class B shares are subject to a contingent deferred sales charge on certain redemptions made within five years of purchase. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase. Class C shares also pay annual distribution and service fees of 1.00%. Class E shares are offered to any individual. Class S shares are only offered through certain retirement accounts, advisory accounts of State Street Research & Management Company (the "Adviser"), an indirect wholly owned subsidiary of Metropolitan Life Insurance Company ("Metropolitan"), and special programs. On August 1, 1998, the Fund began offering MetLife Securities Money Fund Class T shares ("Class T"). Class T shares are only offered through Metropolitan and certain affiliates. Class E, Class S and Class T shares are not subject to any initial or contingent deferred sales charges and do not pay any distribution or service fees. The Fund's expenses are borne pro rata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the Plan of Distribution, related specifically to that class. The Trustees declare separate dividends on each class of shares.

The following significant accounting policies are consistently followed by the Fund in preparing its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

A. INVESTMENT VALUATION
The Fund values securities at amortized cost, pursuant to which the Fund must adhere to certain conditions. The amortized cost method involves valuing a portfolio security initially at its cost and thereafter assuming a constant amortization to maturity of any discount or premium regardless of the effect of fluctuating interest rates on the market value of the investments.

B. SECURITY TRANSACTIONS
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses, if any, are reported on the basis of identified cost of securities delivered.

C. NET INVESTMENT INCOME
Net investment income is determined daily and consists of interest accrued and discount earned, less amortization of premium and the estimated daily expenses of the Fund. Interest income is accrued daily as earned.

D. DIVIDENDS
Dividends from net investment income are declared daily and paid or reinvested monthly. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

E. FEDERAL INCOME TAXES
No provision for Federal income taxes is necessary because the Fund has elected to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods.

F. ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2

The Trust and the Adviser have entered into an agreement under which the Adviser earns monthly fees at an annual rate of 0.50% of the Fund's average daily net assets. In consideration of these fees, the Adviser furnishes the Fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. During the year ended March 31, 1999, the fees pursuant to such agreement amounted to $1,589,742.

State Street Research Service Center, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the "Distributor"), an indirect wholly owned subsidiary of Metropolitan, provides certain shareholder services to the Fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the Fund. In addition, Metropolitan receives a fee for maintenance of the accounts of certain shareholders who are participants in sponsored arrangements, employee benefit plans and similar programs or plans, through or under which shares of the Fund may be purchased. During the year ended March 31, 1999, the amount of such expenses was $235,808.

The Fund has entered into an arrangement with its transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expense. During the year ended March 31, 1999 the Fund's transfer agent fees were reduced by $30,423 under this agreement.

The fees of the Trustees not currently affiliated with the Adviser amounted to $29,565 during the year ended March 31, 1999.

NOTE 3

The Distributor and its affiliates may from time to time and in varying amounts voluntarily assume some portion of fees or expenses relating to the Fund. During the year ended March 31, 1999, the amount of such expenses assumed by the Distributor and its affiliates was $364,563.

NOTE 4

For the year ended March 31, 1999, purchases and sales, including maturities, of securities aggregated $4,432,153,880 and $4,312,153,723, respectively.

NOTE 5

The Trust has adopted a Plan of Distribution pursuant to Rule
12b-1 (the "Plan") under the Investment Company Act of 1940. Under the Plan, the Fund pays annual distribution and service fees to the Distributor at a rate of 0.75% and 0.25%, respectively, of average daily net assets for Class B
(1), Class B and Class C shares. The Distributor uses such payments for personal services and/or the maintenance or servicing of shareholder accounts, to reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses. For the year ended March 31, 1999, fees pursuant to such plan amounted to $232,528 and $21,834 for Class B and Class C shares, respectively. For the period January 1, 1999 (commencement of share class) to March 31, 1999, fees pursuant to such plan amounted to $1,438 for Class B(1) shares.

The Fund has been informed that MetLife Securities, Inc., a wholly-owned subsidiary of Metropolitan, earned commissions aggregating $19,923 on sales of the Fund's Class B shares and that the Distributor collected contingent deferred sales charges aggregating $246,572 and $806 on redemptions of Class B and Class C shares, respectively, during the year ended March 31, 1999. MetLife Securities, Inc. earned commissions aggregating $1,490 on sales and the Distributor collected contingent deferred sales charges aggregating $110 on redemptions of Class B(1) shares during the period January 1, 1999 (commencement of share class) to March 31, 1999.

STATE STREET RESEARCH MONEY MARKET FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NOTE 6

The Trustees have the authority to issue an unlimited number of shares of beneficial interest, $.001 par value per share.
At March 31, 1999, Metropolitan owned 500,000 Class B(1) shares, 73,599 Class B shares, 390,722 Class C shares and 13,872,402 Class S shares and Metropolitan and certain of its affiliates held of record 53,333,080 Class E shares and 473,126 Class T shares of the Fund.

Share transactions were as follows:

                                                                                YEARS ENDED MARCH 31
                                                      -----------------------------------------------------------------------------
                                                                      1998                                     1999
                                                      ---------------------------------      --------------------------------------
CLASS B(1)(a)                                             SHARES             AMOUNT              SHARES                AMOUNT
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold .....................................              --          $       --                839,178       $       839,178
Issued upon
reinvestment of dividends .......................              --                  --                    514                   514
Shares repurchased ..............................              --                  --               (108,168)             (108,168)
                                                       ------------        ------------      ---------------       ---------------
Net increase ....................................              --          $       --                731,524       $       731,524
                                                       ============        ============      ===============       ===============

CLASS B                                                    SHARES             AMOUNT              SHARES                AMOUNT
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold .....................................        38,774,433        $ 38,774,433           73,241,481       $    73,241,481
Issued upon reinvestment of dividends ...........           522,933             522,933              753,739               753,739
Shares repurchased ..............................       (40,711,796)        (40,711,796)         (58,274,238)          (58,274,238)
                                                       ------------        ------------      ---------------       ---------------
Net increase (decrease) .........................        (1,414,430)       $ (1,414,430)          15,720,982       $    15,720,982
                                                       ============        ============      ===============       ===============

CLASS C                                                   SHARES             AMOUNT              SHARES                AMOUNT
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold .....................................        20,294,283        $ 20,294,283           38,269,827       $    38,269,827
Issued upon reinvestment of dividends ...........            31,087              31,087               49,352                49,352
Shares repurchased ..............................       (18,970,254)        (18,970,254)         (38,347,649)          (38,347,649)
                                                       ------------        ------------      ---------------       ---------------
Net increase (decrease) .........................         1,355,116        $  1,355,116              (28,470)      $       (28,470)
                                                       ============        ============      ===============       ===============

CLASS E                                                   SHARES             AMOUNT              SHARES                AMOUNT
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold .....................................       903,590,545        $903,590,545        1,500,181,917       $ 1,500,181,917
Issued upon reinvestment of dividends ...........         7,580,531           7,580,531           10,196,998            10,196,998
Shares repurchased ..............................      (882,055,600)       (882,055,600)      (1,400,759,486)       (1,400,759,486)
                                                       ------------        ------------      ---------------       ---------------
Net increase ....................................        29,115,476        $ 29,115,476          109,619,429       $   109,619,429
                                                       ============        ============      ===============       ===============

CLASS S                                                   SHARES             AMOUNT              SHARES                AMOUNT
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold .....................................        39,426,406        $ 39,426,406           60,674,480       $    60,674,480
Issued upon reinvestment of dividends ...........           670,467             670,467              638,114               638,114
Shares repurchased ..............................       (41,307,185)        (41,307,185)         (47,970,874)          (47,970,874)
                                                       ------------        ------------      ---------------       ---------------
Net increase (decrease) .........................        (1,210,312)       $ (1,210,312)          13,341,720       $    13,341,720
                                                       ============        ============      ===============       ===============

METLIFE SECURITIES
MONEY FUND CLASS T(b)                                     SHARES             AMOUNT              SHARES                AMOUNT
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold .....................................              --          $       --              1,006,510       $     1,006,510
Issued upon reinvestment of dividends ...........              --                  --                    196                   196
Shares repurchased ..............................              --                  --               (515,450)             (515,450)
                                                       ------------        ------------      ---------------       ---------------
Net increase ....................................              --          $       --                491,256       $       491,256
                                                       ============        ============      ===============       ===============
-----------------------------------------------------------------------------------------------------------------------------------
(a) January 1, 1999 (commencement of share class) to March 31, 1999.
(b) August 1, 1998 (commencement of share class) to March 31, 1999.

STATE STREET RESEARCH MONEY MARKET FUND

------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------

For a share outstanding throughout each year:

                                                                                                                         CLASS B(1)
                                                                                                                         ----------
                                                                                                                          1999(a)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)                                                                                    1.000
                                                                                                                           ------
  Net investment income ($)*                                                                                                0.008
  Dividends from net investment income ($)                                                                                 (0.008)
                                                                                                                           ------
NET ASSET VALUE, END OF PERIOD ($)                                                                                          1.000
                                                                                                                           ======
Total return(b) (%)                                                                                                          0.84(c)

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($ thousands)                                                                                     732
Ratio of operating expenses to average net
  assets (%)*                                                                                                                1.66(d)
Ratio of net investment income to average net
 assets (%)*                                                                                                                 3.40(d)
*Reflects voluntary reduction of expenses per
  share of these amounts (Note 3) ($)                                                                                       0.000

                                                                                    CLASS B
                                                  -------------------------------------------------------------------------------
                                                                               YEARS ENDED MARCH 31
                                                  -------------------------------------------------------------------------------
                                                   1995                1996              1997            1998               1999
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR ($)             1.000               1.000             1.000           1.000              1.000
                                                  ------              ------            ------          ------             ------
  Net investment income ($)*                       0.032               0.041             0.037           0.040              0.038
  Dividends from net investment income ($)        (0.032)             (0.041)           (0.037)         (0.040)            (0.038)
                                                  ------              ------            ------          ------             ------
NET ASSET VALUE, END OF YEAR ($)                   1.000               1.000             1.000           1.000              1.000
                                                  ======              ======            ======          ======             ======
Total return(b) (%)                                 3.27                4.16              3.72            4.09               3.85

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year ($ thousands)            9,322              11,884            15,982          14,567             30,288
Ratio of operating expenses to average
  net assets (%)*                                   1.75                1.75              1.75            1.65               1.66
Ratio of net investment income to average
  net assets (%)*                                   3.53                4.06              3.69            4.01               3.73
*Reflects voluntary reduction of expenses
  per share of these amounts (Note 3) ($)          0.004               0.003             0.002           0.002              0.001

                                                                                     CLASS C
                                                 --------------------------------------------------------------------------------
                                                                               YEARS ENDED MARCH 31
                                                 --------------------------------------------------------------------------------
                                                   1995                1996              1997            1998               1999
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR ($)             1.000               1.000             1.000           1.000              1.000
                                                  ------              ------            ------          ------             ------
  Net investment income ($)*                       0.032               0.041             0.037           0.040              0.038
  Dividends from net investment
    income ($)                                    (0.032)             (0.041)           (0.037)         (0.040)            (0.038)
                                                  ------              ------            ------          ------             ------
NET ASSET VALUE, END OF YEAR ($)                   1.000               1.000             1.000           1.000              1.000
                                                  ======              ======            ======          ======             ======
Total return(b) (%)                                 3.28                4.16              3.72            4.09               3.85

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year ($
thousands)                                           842               1,964               959           2,314              2,286
Ratio of operating expenses to
  average net assets (%)*                           1.75                1.75              1.75            1.65               1.66
Ratio of net investment income to
  average net assets (%)*                           3.30                4.08              3.68            4.01               3.72
*Reflects voluntary reduction of
  expenses per share
  in these amounts (Note 3) ($)                    0.005               0.003             0.002           0.002              0.001
------------------------------------------------------------------------------------------------------------------------------------
 (a)   January 1, 1999 (commencement of share class) to March 31, 1999.
 (b)   Does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the Distributor and its affiliates had not voluntarily reduced a portion of the Fund's expenses.
 (c)   Not annualized.
 (d)   Annualized.

STATE STREET RESEARCH MONEY MARKET FUND

---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------

                                                                                       CLASS E
                                                  -------------------------------------------------------------------------------
                                                                                YEARS ENDED MARCH 31
                                                  -------------------------------------------------------------------------------
                                                   1995                1996              1997            1998               1999
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR ($)             1.000               1.000             1.000           1.000              1.000
                                                  ------              ------            ------          ------             ------
  Net investment income ($)*                       0.042               0.051             0.047           0.050              0.048
  Dividends from net investment income ($)        (0.042)             (0.051)           (0.047)         (0.050)            (0.048)
                                                  ------              ------            ------          ------             ------
NET ASSET VALUE, END OF YEAR ($)                   1.000               1.000             1.000           1.000              1.000
                                                  ======              ======            ======          ======             ======
Total return(b) (%)                                 4.31                5.20              4.78            5.12               4.88

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year ($ thousands)          150,491             197,109           192,360         221,475            331,094
Ratio of operating expenses to average
  net assets (%)*                                   0.75                0.75              0.75            0.65               0.66
Ratio of net investment income to average
  net assets (%)*                                   4.26                5.06              4.69            5.01               4.74
*Reflects voluntary reduction of expenses
  per share of these amounts (Note 3) ($)          0.006               0.003             0.002           0.002              0.001

                                                                                      CLASS S
                                                  -------------------------------------------------------------------------------
                                                                                YEARS ENDED MARCH 31
                                                  -------------------------------------------------------------------------------
                                                   1995                1996              1997            1998               1999
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR ($)             1.000               1.000             1.000           1.000              1.000
                                                  ------              ------            ------          ------             ------
  Net investment income ($)*                       0.042               0.051             0.047           0.050              0.048
  Dividends from net investment income ($)        (0.042)             (0.051)           (0.047)         (0.050)            (0.048)
                                                  ------              ------            ------          ------             ------
NET ASSET VALUE, END OF YEAR ($)                   1.000               1.000             1.000           1.000              1.000
                                                  ======              ======            ======          ======             ======
Total return(b) (%)                                 4.31                5.20              4.78            5.12               4.88

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year ($ thousands)            7,886              16,191            14,710          13,500             26,842
Ratio of operating expenses to average
  net assets (%)*                                   0.75                0.75              0.75            0.65               0.66
Ratio of net investment income to average
  net assets (%)*                                   4.66                5.03              4.69            5.01               4.77
*Reflects voluntary reduction of expenses
  per share of these amounts (Note 3) ($)          0.003               0.003             0.002           0.002              0.001

                                                                                                                METLIFE SECURITIES
                                                                                                                MONEY FUND CLASS T
                                                                                                                -------------------
                                                                                                                           1999(e)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)                                                                                    1.000
                                                                                                                           ------
  Net investment income ($)*                                                                                                0.031
  Dividends from net investment income ($)                                                                                 (0.031)
                                                                                                                           ------
NET ASSET VALUE, END OF PERIOD ($)                                                                                          1.000
                                                                                                                           ======
Total return(b) (%)                                                                                                          3.15(c)

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($ thousands)                                                                                     491
Ratio of operating expenses to average net assets (%)*                                                                       0.66(d)
Ratio of net investment income to average net assets (%)*                                                                    4.65(d)
*Reflects voluntary reduction of expenses per share of these
  amounts (Note 3) ($)                                                                                                      0.001
------------------------------------------------------------------------------------------------------------------------------------
 (a) January 1, 1999 (commencement of share class) to March 31, 1999.
 (b) Does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the Distributor and its affiliates had not voluntarily reduced a portion of the Fund's expenses.
 (c) Not annualized.
 (d) Annualized.
 (e) August 1, 1998 (commencement of share class) to March 31, 1999.

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

TO THE TRUSTEES OF STATE STREET RESEARCH MONEY MARKET TRUST AND
THE SHAREHOLDERS OF STATE STREET RESEARCH MONEY MARKET FUND:

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of State Street Research Money Market Fund (a series of State Street Research Money Market Trust, hereafter referred to as the "Trust") at March 31, 1999, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 1999 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts
May 7, 1999

------------------------------------------------------------------------------------------------------------------------------------
STATE STREET RESEARCH MONEY MARKET FUND

------------------------------------------------------------------------------------------------------------------------------------
FUND INFORMATION, OFFICERS AND TRUSTEES OF STATE STREET RESEARCH MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------

FUND INFORMATION                           OFFICERS                               TRUSTEES

STATE STREET RESEARCH                      RALPH F. VERNI                         RALPH F. VERNI
MONEY MARKET FUND                          Chairman of the Board,                 Chairman of the Board,
One Financial Center                       President and                          President, Chief Executive
Boston, MA 02111                           Chief Executive Officer                Officer and Director,
                                                                                  State Street Research &
INVESTMENT ADVISER                         JOHN H. KALLIS                         Management Company
State Street Research &                    Vice President
Management Company                                                                BRUCE R. BOND
One Financial Center                       DYANN H. KIESSLING                     Chairman of the Board,
Boston, MA 02111                           Vice President                         Chief Executive Officer
                                                                                  and President,
DISTRIBUTOR                                THOMAS A. SHIVELY                      PictureTel Corporation
State Street Research                      Vice President
Investment Services, Inc.                                                         STEVE A. GARBAN
One Financial Center                       GERARD P. MAUS                         Former Senior Vice President
Boston, MA 02111                           Treasurer                              for Finance and Operations and
                                                                                  Treasurer, The Pennsylvania
SHAREHOLDER SERVICES                       JOSEPH W. CANAVAN                      State University
State Street Research                      Assistant Treasurer
Service Center                                                                    MALCOLM T. HOPKINS
P.O. Box 8408                              DOUGLAS A. ROMICH                      Former Vice Chairman of the
Boston, MA 02266-8408                      Assistant Treasurer                    Board and Chief Financial
1-800-562-0032                                                                    Officer, St. Regis Corp.
                                           FRANCIS J. MCNAMARA, III
CUSTODIAN                                  Secretary and General Counsel          DEAN O. MORTON
State Street Bank and                                                             Former Executive Vice President,
Trust Company                              DARMAN A. WING                         Chief Operating Officer and
225 Franklin Street                        Assistant Secretary and                Director, Hewlett-Packard Company
Boston, MA 02110                           Assistant General Counsel
                                                                                  SUSAN M. PHILLIPS
LEGAL COUNSEL                              AMY L. SIMMONS                         Dean, School of Business and
Goodwin, Procter & Hoar LLP                Assistant Secretary                    Public Management, George
Exchange Place                                                                    Washington University; former
Boston, MA 02109                                                                  Member of the Board of Governors
                                                                                  of the Federal Reserve System and
INDEPENDENT ACCOUNTANTS                                                           Chairman and Commissioner of
PricewaterhouseCoopers LLP                                                        the Commodity Futures Trading
160 Federal Street                                                                Commission
Boston, MA 02110
                                                                                  TOBY ROSENBLATT
                                                                                  President,
                                                                                  The Glen Ellen Company
                                                                                  Vice President,
                                                                                  Founders Investments Ltd.

                                                                                  MICHAEL S. SCOTT MORTON
                                                                                  Jay W. Forrester Professor of
                                                                                  Management, Sloan School of
                                                                                  Management, Massachusetts
                                                                                  Institute of Technology

STATE STREET RESEARCH MONEY MARKET FUND
One Financial Center                                        -------------------
Boston, MA 02111                                                 Bulk Rate
                                                               U.S. Postage
                                                                   PAID
                                                                Permit #6
                                                               Hartford, CT
                                                            -------------------


QUESTIONS? COMMENTS?

CALL us at 1-800-562-0032 or
     [hearing-impaired 1-800-676-7876]

WRITE us at:
     State Street Research
     Service Center
     P.O. Box 8408
     Boston, MA 02266-8408

E-MAIL us at:
     info@ssrfunds.com

INTERNET site:
     www.ssrfunds.com

[Logo] STATE STREET RESEARCH

This report is prepared for the general information of current shareholders.

This publication must be preceded or accompanied by a current State Street Research Money Market Fund prospectus. The prospectus contains more complete information, including sales charges and expenses. Please read the prospectus carefully before investing.

When used in after June 30, 1999, this report must be accompanied by a current Quarterly Performance Update.

Portfolio changes should not be considered recommendations for action by individual investors.

The Dalbar awards recognize quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industry-wide.

CONTROL NUMBER: (exp0500)SSR-LD                                     MM-641F-0599